Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenue	$ 1,109,800	$ 912,643	$ 928,258
Cost of revenue	735,165	587,205	583,920
Gross profit	374,635	325,438	344,338
Operating expenses:
Selling and marketing expenses	53,860	49,613	52,802
General and administrative expenses	151,124	126,295	128,592
Foreign exchange (gain)/loss, net	(5,959)	754	(3,382)
Impairment of goodwill	0	0	4,085
Amortization of intangible assets	11,550	13,722	15,653
Operating profit	164,060	135,054	146,588
Other income, net	(13,867)	(12,464)	(14,375)
Finance expense	13,387	14,827	17,011
Profit before income taxes	164,540	132,691	143,952
Income tax expense	32,439	30,074	27,183
Profit after tax	$ 132,101	$ 102,617	$ 116,769
Earnings per ordinary share
Basic	$ 2.70	$ 2.06	$ 2.35
Diluted	$ 2.58	$ 1.97	$ 2.24